SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expiration period	10 years
Ordinary shares reserved for issuance	8,639,000
Ordinary shares available for future grant	1,109,446
Total intrinsic value of options exercised	$ 5,116	$ 265
Weighted average period	1 year
Total unrecognized compensation cost	$ 1,980	$ 1,203	$ 1,071
Additional Shares authorized	15,196,688
Stock Option [Member]
Weighted average grant date fair value of options granted	$ 1.79	$ 1.11	$ 0.78
RSU [Member]
Total unrecognized compensation cost	$ 2,225
Stock issued, shares	186,608	316,827